UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

Real Estate Asset Liquidity Trust
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001653397

Central Index Key Number of underwriter (if applicable): Not applicable

Norm Camiré, (416) 313-1230
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated, October 17, 2017, of PricewaterhouseCoopers LLP, obtained by Real Estate Asset Liquidity Trust, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 17, 2017	MONTREAL TRUST COMPANY OF CANADA, as trustee of REAL ESTATE ASSET LIQUIDITY TRUST, by its administrative agent ROYAL BANK OF CANADA, as Purchaser

	By:	/s/ Mike Cussen
Name: Mike Cussen
Title: Vice President, Business Credit

By:	/s/ Norm Camiré
Name: Norm Camiré
Title: Managing Director & Head, Canadian CMBS

Exhibit 1 Agreed-upon procedures report, dated October 17, 2017, of PricewaterhouseCoopers LLP.

Report of Independent Accountants on Applying
Agreed-Upon Procedures

October 17, 2017

Mr. Norm Camiré
Managing Director and Head, Canadian CMBS
Royal Bank of Canada, as administrative agent of Real Estate Asset Liquidity Trust (the “Company”)
RBC WaterPark Place
88 Queens Quay West, 11th Floor
Toronto, Ontario M5J 0B8

Dear Mr. Camiré:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company and RBC Dominion Securities Inc., BMO Nesbitt Burns Inc., CIBC World Markets Inc., National Bank Financial Inc., Scotia Capital Inc., TD Securities Inc., Casgrain & Company Limited and Laurentian Bank Securities Inc., herein referred to collectively (including the Company) as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties requested that the procedures be performed on the entire population of the 71 loans within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

•	The compliance of the originator of the assets with federal, state/provincial, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the preliminary offering memorandum, investor presentation, term sheet and final offering memorandum (collectively, the “Offering Documents”) that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Offering Documents.

It should be understood that we make no representations as to:

(i)	The interpretation of the Offering Documents included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to October 1, 2017.

•
The phrase “Final Data File” refers to the following excel file provided to us by the Company titled “2017.10.06 Accountant Datatape 2017 REAL-T 2017 (Updated number of income producing properties).xlsx”, which includes certain attributes related to the portfolio of mortgage loans as of the Cut-off Date.

•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.

•	The phrase “Specified Attributes” refers to fields in the Final Data File.

•
The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File and used by us in performing the procedures enumerated below.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•
The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•
The phrase “Amortization Table” refers to the schedule detailing each periodic payment of principal and interest and the loan’s beginning/remaining balance on each payment date, as contained in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

•	The phrase “Mortgage/Hypotheque” refers to the charge, mortgage note, or amendments/assumptions thereof, detailing the legal terms of the loan, as contained in the Loan File.

•	The phrase “Mortgage Loan Purchase Agreement” refers to the signed contract of sale detailing the transfer of ownership of the loan from the originator to the Company, as contained in the Loan File.

•
The phrase “Legal Summary” refers to the unsigned document summarizing the detailed loan and security terms and property information abstracted by the Company’s representative counsel and including certain terms populated directly by the Company, as contained in the Loan File.

•	The phrase “Purchase & Sale Agreement” refers to the signed contract of sale detailing the transfer of ownership of the property from the seller to the borrower, as contained in the Loan File.

•	The phrase “Mortgage Loan Closing Statement” refers to the signed payment statement detailing the sources and uses of the loan proceeds on the settlement date, as contained in the Loan File.
•
The phrase “Discharge/Payout Stmt” refers to the payment statement indicating that the previous loan was repaid using proceeds from the current loan and the property was released from the previous lien, as contained in the Loan File.

•
The phrase “Asset Summary Report” refers to the detailed write-up prepared by the Company which summarizes the significant information about the property and structure of the loan, as contained in the Loan File.

•
The phrase “Executed Legal Summary” refers to the signed document summarizing the detailed loan and security terms and property information abstracted by the Company’s representative counsel, as contained in the Loan File.

•	The phrase “Title Insurance Policy” refers to the signed title policy indicating the property’s address and current ownership, as contained in the Loan File.

•	The phrase “Canada Post” refers to postal code lookup tool included on the official Canada Post website which was used to identify the postal code associated with the property's address.

•	The phrase “Appraisal” refers to the signed third-party appraisal report detailing the valuation of the property, as contained in the Loan File.

•
The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate, each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

•
The phrase “Rent Roll” refers to the schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File.

•	The phrase “Operating Statement” refers to the most recent financial statements detailing the property’s operating performance, as contained in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

•
The phrase “Commitment Letter” refers to the signed agreement detailing the proposed loan terms offered to the borrower subject to the lender’s completion of underwriting, as contained in the Loan File.

•
The phrase “Borrower Rate Lock Confirmation” refers to the signed agreement detailing the proposed loan terms and establishing the interest rate and confirmed by the Borrower prior to settlement, as contained in the Loan File.

•
The phrase “Underwriting Cash Flow in Asset Summary Report” refers to the property’s most recent three years of historical financial statement information and the Company’s underwriting projections, as contained in the Asset Summary Report.

•	The phrase “Guarantee” refers to the signed guarantee agreement or amendments/assumptions thereof, detailing the legal terms of recourse, as contained in the Loan File.

•	The phrase “Ground Lease” refers to the signed ground lease agreement detailing the legal terms of the borrower’s leasing of the land, as included in the Loan File.

•
The phrase “Subordination & Standstill Agreement” refers to the signed agreement detailing the legal terms and priority of repayment related to additional liens against the property, as contained in the Loan File.

•
The phrase “Site Inspection Report” refers to the summary worksheet detailing the condition of the property identified during the Company’s on-site inspection of the property, as contained in the Loan File.

•
The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire, each document detailing various environmental assessments related to the property, as contained in the Loan File.

•
The phrase “Peer Review” refers to the signed third-party review form prepared by a second environmental firm which summarizes the original environmental firm’s findings and the appropriateness of their environmental report, as contained in the Loan File.

•	The phrase “Closing Confirmation” refers to the signed agreement detailing the final loan terms based on the lender’s completion of underwriting, as contained in the Loan File.

•	The phrase “Participation Agreement”, refers to the signed agreement detailing the legal terms and ownership interest of each lender participating in the loan, as contained in the Loan File.

•	The phrase “Intercreditor Agreement” refers to the signed agreement detailing the rights and liabilities of each creditor, as contained in the Loan File.

•
The phrases “Borrower Financial Statements” and “Guarantor/Indemnitor Financial Statements” refer to most recent financial statements detailing the borrower/guarantor/indemnitor(s) financial performance, as contained in the Loan File.

From May 3, 2017 through October 6, 2017, the Company provided us with the Source Documents related to the 71 mortgage loans secured by 111 separately assessed properties, herein referred to as the “Underlying Assets”. For each of the Underlying Assets set forth in the Final Data File, we compared the Specified Attributes set forth in the Final Data File to the corresponding Source

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset(s) as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"),  that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The results of the foregoing indicated that a comparison of the items as enumerated in Exhibit A to the information contained in the Loan File were in agreement, with the exception of the Specified Attributes found in Exhibit B.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

October 17, 2017

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust
Commercial Mortgage Pass-Through Certificates, Series 2017

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
0	Control Number	Provided	Provided	(1)
1	Cut_off_Date_Balance	Amortization Table	The loan balance on the Cut-Off Date (Paid Through Date), as stated in the Amortization Table.
2	Percentage of Cut off Date Balance	Recomputation	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the aggregate Cut_off_Date_Balance of the Underlying Assets.
3	Cumulative percentage Cut off date Balance	Recomputation
Recomputation from the Final Data File in which the loan’s Percentage of Cut off Date Balance was added to the sum of the Percentage of Cut off Date Balances for all loans which have a Cut_off_Date_Balance larger than the respective loan.

4	Loan_Originator	Mortgage/Hypotheque, Mortgage Loan Purchase Agreement, Provided (Legal Summary)	Originator, as stated in the Mortgage/Hypotheque, Mortgage Loan Purchase Agreement or Legal Summary.
5	Loan Number	Provided (Legal Summary)	Loan number as stated in the Legal Summary.
6	Loan_Purpose	Purchase & Sale Agreement, Mortgage Loan Closing Statement, Discharge/Payout Stmt, Asset Summary Report	Refinance, Renewal, Purchase or Const. Take-Out, as stated in the Purchase & Sale Agreement, Mortgage Loan Closing Statement, Discharge/Payout Stmt or Asset Summary Report.
7	DealName_ or_PropertyName	Executed Legal Summary	Deal name or property name, as stated in the Executed Legal Summary.
8	Property_Address	Title Insurance Policy	Property address, as stated in the Title Insurance Policy.
9	Property_City	Title Insurance Policy	Property city, as stated in the Title Insurance Policy.
10	Property_Province	Title Insurance Policy	Property province, as stated in the Title Insurance Policy.
11	Property_Postal_Code	Canada Post	Property postal code associated with the property’s address, as stated on the Canada Post website.
12	Property_Type	Appraisal or Engineering Report, RBC Underwriting Guideline	Property type, as stated in the Appraisal, Engineering Report or RBC Underwriting Guideline.
13	Loan Amount	Mortgage/Hypotheque	Original loan amount, as stated in the Mortgage/Hypotheque.
14	Priority of Lender's Security (ie. First)	Provided (Legal Summary)	Priority of lender's security, as stated in the Legal Summary.
15	Payment_Type	Commitment Letter	Payment type, as stated in the Commitment Letter.
16	Daycount	Amortization Table, Recomputation	Recomputation from the Amortization Table as follows: (Monthly Blended Principal and Interest Payment/ (beginning of the month principal balance x effective monthly interest rate x 12)).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
17	Payment Frequency	Mortgage/Hypotheque	Payment frequency, as stated in the Mortgage/Hypotheque.
18	Payment Date Grace Period	Executed Legal Summary	Payment date grace period, as stated in the Executed Legal Summary.
19	Mortgage_InterestRate_Fixed_or_Variable	Commitment Letter	Fixed or Variable payment type, as stated in the Commitment Letter
20	Semi-Annual, not in advance Interest Rate	Mortgage/Hypotheque	Semi-annual, not in advance interest rate, as stated in the Mortgage/Hypotheque
21	Monthly_Compounding_MortgageRate	Recomputation	Recomputation from the Final Data File as follows: ((((1+Semi-Annual, not in advance Interest Rate/2)^(2/12))-1)*12).
22	Administrative Cost Rate	Provided	Provided	(1)
23	Net mortgage rate	Recomputation	Recomputation from the Final Data File in which the Administrative Cost Rate was subtracted from the Monthly_Compounding_MortgageRate.
24	NCF Debt Yield at Origination	Recomputation	Recomputation from the Final Data File in which the YR0_Net_Cash_Flow was divided by the Loan Amount.
25	Full Maturity Term (Mos) (ARD for Balloon Loans and Fully Amortizing, Full Maturity for Hyperam Loans)	Recomputation
Recomputation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date and Maturity Date (ard date if balloon or fully amortizing, full maturity date if hyperam) were counted.

26	Anticipated Repayment Term in Months (ARD Months)	Recomputation
Recomputation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date and the Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam) were counted.

27	Remaining_Term_to_Maturity_ARD_Mos	Recomputation
Recomputation from the Final Data File in which the number of monthly payments occurring between the Cut-Off Date (Paid Through Date) and the Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam) were counted.

28	Final Amortization Term in Months	Borrower Rate Lock Confirmation, Mortgage/Hypotheque	Amortization term, as stated in the Borrower Rake Lock Confirmation or Mortgage/Hypotheque.
29	Remaining_Amortization_Term	Recomputation	Recomputation from the Final Data File in which the Seasoning (Number of Loan Payments including Cut-off Date payment) was deducted from the Final Amortization Term in Months.
30	Cut-Off Date (Paid Through Date)	Provided	Provided	(1)

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T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
31	Seasoning (Number of Loan Payments including Cut-Off Date payment)	Recomputation
Recomputation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date, through and including, the Cut-off Date (Paid Through Date) were counted.

32	Closing / Funding Date	Borrower Rate Lock Confirmation	Closing date, as stated in the Borrower Rate Lock Confirmation.
33	Interest Adjustment Date	Mortgage/Hypotheque	Interest adjustment date, as stated in the Mortgage/Hypotheque.
34	First Payment Date	Mortgage/Hypotheque	First payment date, as stated in the Mortgage/Hypotheque.
35	Maturity Date (ard date if balloon or fully amortizing, full maturity date if hyperam)	Mortgage/Hypotheque
Balance due date or final payment date, as stated in the  Mortgage/Hypotheque.

 For loans featuring an increased Adjusted Interest Rate after the Open Prepayment Date, the Open Prepayment Date was used as the maturity date.

36	Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam)	Mortgage/Hypotheque
Balance due date or final payment date, as stated in the Mortgage/Hypotheque.

 For loans featuring an increased Adjusted Interest Rate after the Open Prepayment Date, the Open Prepayment Date was used as the maturity date.

37	Balloon_Amount	Amortization Table	The loan balance on the Maturity Date, as stated in the Amortization Table.
38	Amortization Description (Balloon, HyperAm or Fully Amortizing)	Executed Legal Summary	Balloon, HyperAm or Fully Amortizing, as stated in the Executed Legal Summary
39	HyperAmortization Start Date, if applicable	Mortgage/Hypotheque	Payment date on which hyperamortization commences, as stated in the Mortgage/Hypotheque. N/A, if the loan is not HyperAm.
40	Step-up interest Rate for Hyperam Loans	Mortgage/Hypotheque	Step-up interest rate during the hyperamortization period, as stated in the Mortgage/Hypotheque. N/A, if the loan is not HyperAm.
41	Remaining Prepayment Restrictions	Mortgage/Hypotheque, Recomputation
Recomputation from the Mortgage/Hypotheque in which the number of monthly payments remaining during the closed period, defeasance period, yield maintenance period and open period (including maturity payment), were counted.

42	Remaining Closed Period (excluding YM and/or Defeasance) and expressed as # of payment dates, excluding Maturity Date)	Mortgage/Hypotheque, Recomputation
Recomputation from the Mortgage/Hypotheque in which the number of monthly payments remaining during the closed period (excluding the defeasance period, yield maintenance period and open period which includes the maturity payment), were counted.

 0, if the loan is not subject to a closed period.

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T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
43	Yield Maintenance Minimum	Mortgage/Hypotheque, Commitment Letter	Minimum yield maintenance penalty, as stated in the Mortgage/Hypotheque or Commitment Letter. N/A, if the loan is not subject to a yield maintenance period.
44	Yield Maintenance Begin Date	Mortgage/Hypotheque, Commitment Letter
Earliest payment date on which a prepayment of the loan will require a yield maintenance penalty, as stated in the Mortgage/Hypotheque or Commitment Letter.

 N/A, if the loan is not subject to a yield maintenance period.

45	Remaining Yield Maintenance Period (expressed as # of payment dates, excluding Maturity Date)	Mortgage/Hypotheque, Recomputation
Recomputation from the Mortgage/Hypotheque in which the number of monthly payments remaining during the yield maintenance period (excluding the defeasance only period and open period which includes the maturity payment), were counted.

 N/A, if the loan is not subject to a yield maintenance period.

46	Yield Maintenance Spread (0, -0.50%, -1.0%, etc.)	Mortgage/Hypotheque, Commitment Letter	Yield maintenance spread, as stated in the Mortgage/Hypotheque or Commitment Letter. N/A, if the loan is not subject to a yield maintenance period.
47	Defeasance Begin Date	Mortgage/Hypotheque, Commitment Letter	Earliest payment date on which the loan can be defeased, as stated in the Mortgage/Hypotheque or Commitment Letter.
48	Defeasance Fee (expressed as %, $ or N/A if not applicable)	Executed Legal Summary	Defeasance fee, as stated in the Executed Legal Summary.
49	Non-Penalty Open Period (expressed as # of payment dates, including the Maturity Date)	Mortgage/Hypotheque, Recomputation	Recomputation from the Mortgage/Hypotheque in which the number of monthly payments during the open period (including the maturity payment), were counted.
50	Final Prepay Description (Yield Maintenance, Defeasance or Closed)	Commitment Letter, Executed Legal Summary	Defeasance, Defeasance or Yield Maintenance, or Defeasance then Defeasance or Yield Maintenance, as indicated by the prepayment provisions listed in the Commitment Letter or Executed Legal Summary.
51	Monthly Blended Principal and Interest Payment	Mortgage/Hypotheque	Monthly payment amount, as stated in the Mortgage/Hypotheque.
52	Annual_Debt_Service	Recomputation	Recomputation from the Final Data File in which the Monthly Blended Principal and Interest Payment was multiplied by 12.

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T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
53	YR3_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	3rd most recent year (actual year, trailing-twelve months or annualized period) of historical financial information, as stated in the Underwriting Cash Flow in Asset Summary Report.
54	YR2_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	2nd most recent year (actual year, trailing-twelve months or annualized period) of historical financial information, as stated in the Underwriting Cash Flow in Asset Summary Report.
55	YR1_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	Most recent year (actual year, trailing-twelve months or annualized period) of historical financial information, as stated in the Underwriting Cash Flow in Asset Summary Report.
56	YR0_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	RBC / UW, indicating that the information corresponds with the RBC Underwriting column in the Underwriting Cash Flow in Asset Summary Report.
57	YR3_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	Net cash flow corresponding with the YR3_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report. N/A, if no financial information was provided for this period.
58	YR2_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	Net cash flow corresponding with the YR2_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report. N/A, if no financial information was provided for this period.
59	YR1_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	Net cash flow corresponding with the YR1_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report. N/A, if no financial information was provided for this period.
60	YR3_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	Net operating income corresponding with the YR3_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report. N/A, if no financial information was provided for this period.
61	YR2_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	Net operating income corresponding with the YR2_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report. N/A, if no financial information was provided for this period.

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T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
62	YR1_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	Net operating income corresponding with the YR1_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report. N/A, if no financial information was provided for this period.
63	YR0_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	Net operating income corresponding with the YR0_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report.
64	YR0 (U/W) Replacement Reserves (or FF& E for Hotel)	Underwriting Cash Flow in Asset Summary Report	Replacement reserves corresponding with the YR0_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report.
65	Adjusted UW NOI (UW NOI + UW Replacement or FFE Reserves)	Recomputation
Recomputation from the Final Data File in which the YR0_Net_Operating_Income was added to the YR0 (U/W) Replacement Reserves (or FF&E for Hotel) only if the YR0 (U/W) Replacement was in the calculation of the YR0_Net_Operating_Income.  Otherwise, value the same as the YR0_Net_Operating_Income.

66	YR0_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	Net cash flow corresponding with the YR0_Year_of_Financial period column of the Underwriting Cash Flow in Asset Summary Report.
67	Adjusted Underwritten NOI DSCR (UW NOI + U/W Replacement or FFE Reserves / Annual Debt Service)	Recomputation	Recomputation from the Final Data File in which the Adjusted UW NOI (UW NOI + UW Replacement or FFE Reserves) was divided by the Annual_Debt_Service.
68	UW_NCF_DSCR	Recomputation	Recomputation from the Final Data File in which the YR0_Net_Cash_Flow was divided by the Annual_Debt_Service.
69	Reconciled_Appraised_Value	Appraisal	The final property value, as stated in the Appraisal.
70	Appraisal_Value_Date	Appraisal	The valuation date of the Reconciled_Appraised_Value, as stated in the Appraisal.
71	Cut_Off_Date_LTV	Recomputation	Recomputation from the Final Data File in which the Cut-off Balance was divided by the Appraised Value.
72	Balloon_LTV	Recomputation	Recomputation from the Final Data File in which the Balloon_Amount was divided by the Appraised Value.
73	Borrower_Entity_Name	Mortgage/Hypotheque	Borrower's name, as stated in the Mortgage/Hypotheque.
74	Borrower_Entity_Type	Executed Legal Summary	Borrower's entity type, as stated in the Executed Legal Summary.
75	Is Borrower a Canadian resident entity? Y, N	Executed Legal Summary	Y or N, as stated in the Executed Legal Summary.
76	Is Borrower a single asset entity, as identified by Lender? Y, N or	Executed Legal Summary	Y, N, or Unknown, as stated in the Executed Legal Summary.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
Unknown
77	Any Recourse (excluding carve-outs) or Guarantee? Y, N	Guarantee, Mortgage/Hypotheque, Executed Legal Summary, Commitment Letter
Y, if the borrower(s) and/or guarantor(s) are subject to recourse, as indicated in the Guarantee, Mortgage/Hypotheque, Executed Legal Summary or Commitment Letter.

 N, if no parties are subject to recourse.

78	Amount of Recourse specified in Loan Documents (100%, 50%, $). N/A if not applicable	Guarantee, Mortgage/Hypotheque, Executed Legal Summary, Commitment Letter	Percentage or dollar amount of recourse related to each borrower and/or guarantor subject to recourse. N/A, if no parties are subject to recourse.
79	To whom does Lender have Recourse (list names, including Borrower). N/A if not applicable	Guarantee, Mortgage/Hypotheque, Executed Legal Summary, Commitment Letter	Name of borrower(s) and/or guarantor(s) who are subject to recourse. N/A, if no parties are subject to recourse.
80	Is this Loan cross-collateralized and cross-defaulted with other loans? Y, N	Commitment Letter, Executed Legal Summary
Y, if the loan is cross-collateralized and cross-defaulted with another loan in the same securitization, as indicated in the Commitment Letter or Executed Legal Summary.

 N, if the loan is not cross-collateralized and cross-defaulted with another loan in the same securitization.

81	If Loan is cross-collateralized and cross-defaulted, name(s) of other crossed loans. N/A if not applicable	Commitment Letter, Executed Legal Summary
DealName_ or_PropertyName(s) of the associated cross-collateralized and cross-defaulted loan(s) in the same securitization, as stated in the Commitment Letter or Executed Legal Summary.

 N/A, if the loan is not cross-collateralized and cross-defaulted with another loan in the same securitization.

82	If Loan is cross-collateralized and cross-defaulted, loan number(s) of other crossed loans. N/A if not applicable	Commitment Letter, Executed Legal Summary
Loan Number(s) of the associated cross-collateralized and cross-defaulted loan(s) in the same securitization, as stated in the Commitment Letter or Executed Legal Summary.

 N/A, if the loan is not cross-collateralized and cross-defaulted with another loan in the same securitization.

83	Is this Loan related to other loans or other Seller loans in same securitization? Y, N	Executed Legal Summary	Y or N, as stated in the Executed Legal Summary.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
84	If Loan is related to other loans or other Seller loans, name and relationship of Borrower or Principal on other loans in same securitization. N/A if not applicable	Executed Legal Summary
Name and relationship of the borrower(s) and/or guarantor(s) of related loans in the same securitization.

 N/A, if the borrower(s) and/or guarantor(s) are not related to any other loans in the same securitization.

85	If Loan is related to other loans or Seller Loans, loan number(s) of other related loans. N/A if not applicable	Executed Legal Summary	Loan number(s) of related loans in the same securitization. N/A, if the borrower(s) and/or guarantor(s) are not related to any other loans in the same securitization.
86	Year_Built	Appraisal or Engineering Report	Earliest year built, as stated in the Appraisal or Engineering Report.
87	Year_Renovated	Appraisal or Engineering Report	Year(s) renovated, as stated in the Appraisal or Engineering Report.
88	Net Rentable Area	Rent Roll, Operating Statement	Total number of rentable Sq.Ft., Units, Beds, Pads or Rooms as stated in the Rent Roll or Operating Statement.
89	Current Balance Per Sq Ft, Unit, Bed, Pad or Room	Recomputation	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the Net Rentable Area.
90	Net/Occupied_Rentable_Area_Units_Measure	Appraisal
Bed, when property type per the Appraisal is student housing.

Sq.Ft., when property type per the Appraisal is anchored shopping center, industrial, mixed use, office or unanchored shopping center.

 Unit, when property type per the Appraisal is multifamily, retirement or self-storage.

Pad, when property type per the Appraisal is manufactured home community.

Room, when property type per the Appraisal is hospitality.

91	Occupied_Rentable_Area	Rent Roll, Operating Statement	Total number of occupied Sq.Ft., Units, Beds, Pads or Rooms, as stated in the Rent Roll or Operating Statement.
92	YR3_Physical Occupancy	Asset Summary Report, Rent Roll	3rd most recent period's historical occupancy, as stated in the Asset Summary Report or Rent Roll. N/A, if no occupancy information was provided for this period.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
93	YR2_Physical Occupancy	Asset Summary Report, Rent Roll	2nd most recent period's historical occupancy, as stated in the Asset Summary Report or Rent Roll. N/A, if no occupancy information was provided for this period.
94	YR1_Physical Occupancy	Asset Summary Report, Rent Roll	Most recent period's historical occupancy, as stated in the Asset Summary Report or Rent Roll. N/A, if no occupancy information was provided for this period.
95	Physical Occupancy	Recomputation	Recomputation from the Final Data File in which the Occupied_Rentable_Area was divided by the Net Rentable Area.
96	Rent Roll Date (Also Occupancy % Date)	Rent Roll	Date of the currently reported occupancy, as stated in Rent Roll.
97	Number_Separately_Assessed_IncomeProducing_Properties	Executed Legal Summary	Number of separately assessed income-producing properties, as stated in the Executed Legal Summary.
98	Is the Property a condominium unit(s) or strata title? Y/N	Executed Legal Summary	Y or N, as stated in the Executed Legal Summary.
99	Fee, Leasehold or Fee and Leasehold	Ground Lease, Title Insurance Policy, Executed Legal Summary	Fee, Leasehold, or Fee and Leasehold, as stated in the Ground Lease, Title Insurance Policy, or Executed Legal Summary.
100	Does the Property consist in whole or in part of a leasehold interest? Y, N	Ground Lease, Title Insurance Policy, Executed Legal Summary	Y, if a leasehold interest is indicated in the Ground Lease, Title Insurance Policy, or Executed Legal Summary. N, if there is no leasehold interest stated in the aforementioned documents.
101	Ground Lease expiration date (excluding renewals). N/A if not applicable	Ground Lease, Title Insurance Policy, Executed Legal Summary	For Leasehold or Fee and Leasehold properties, expiration of the ground lease, as stated in the Ground Lease, Title Insurance Policy, or Executed Legal Summary. N/A, for Fee properties.
102	Any subordinate debt secured by the Property? Y, N	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary
Y, if there is subordinate debt in place, as indicated in the Subordination & Standstill Agreement, Commitment Letter, or Executed Legal Summary.

 N, if there is no subordinate debt indicated in the aforementioned documents.

103	Nature of subordinate security. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	Nature of subordinate security, as stated in the Subordination & Standstill Agreement, Commitment Letter or Executed Legal Summary. N/A, if there is no subordinate financing in place.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
104	Amount of subordinate debt outstanding. $ or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	Amount of subordinate debt, as stated in the Subordination & Standstill Agreement, Commitment Letter or Executed Legal Summary. N/A, if there is no subordinate debt in place.
105	Is existing subordinate debt subject to subordination provisions? Y, N or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary
Y, if the existing subordinate debt is subject to subordination provisions, as indicated in the Subordination & Standstill Agreement, Commitment Letter or Executed Legal Summary.

N, if the existing debt is not subject to subordination provisions.

 N/A, if there is no subordinate debt in place.

106	Is existing subordinate debt subject to standstill provisions? Y, N or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary
Y, if the existing subordinate debt is subject to standstill provisions, as indicated in the Subordination & Standstill Agreement, Commitment Letter or Executed Legal Summary.

N, if the existing debt is not subject to subordination provisions.

 N/A, if there is no subordinate debt in place.

107	Do Loan Documents permit future subordinate debt? Y, N	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	Y, if future debt is permitted, as indicated in the Subordination & Standstill Agreement, Commitment Letter or Executed Legal Summary. N, if future debt is not permitted.
108	If future subordinate debt permitted, provide information on Lender consent, LTV/DSCR and Subordination and Standstill Agreement requirements. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	Subordinate debt provisions, as stated in the Subordination & Standstill Agreement, Commitment Letter or Executed Legal Summary. N/A, if there is no subordinate debt permitted.
109	Remaining Defeasance Period (expressed as # of payment dates, excluding Maturity Date)	Mortgage/Hypotheque, Recomputation
Recomputation from the Mortgage/Hypotheque in which the number of monthly payments remaining during the defeasance only period (excluding the yield maintenance period and open period which includes the maturity payment), were counted.

110	Any provision in Loan Documents allowing Borrower to obtain a release of part of the Property from Lender's security? Y, N	Commitment Letter, Executed Legal Summary
Y, if the borrower is allowed to obtain a release of part of the property from the lender's security, as indicated in the Commitment Letter or Executed Legal Summary.

 N, if the borrower cannot release a part of the property from the Lender's security.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
111	If Loan Documents allow Borrower to obtain release of part of the Property from Lender's security, describe release provisions. N/A if not applicable	Executed Legal Summary, Commitment Letter	Description of the property release provision, as stated in the Executed Legal Summary or Commitment Letter. N/A, if the borrower cannot release a part of the property from the Lender's security
112	Any provision in Loan Documents allowing Borrower to substitute new Property as collateral for existing Property collateral (other than defeasance) Y, N	Commitment Letter, Executed Legal Summary
Y, if the borrower is allowed to substitute new property as collateral to replace the existing property, as indicated in the Commitment Letter or Executed Legal Summary.

 N, if the borrower cannot substitute new property as collateral.

113	If Loan Documents allow Borrower to substitute new Property as collateral, describe. N/A if not applicable	Executed Legal Summary, Commitment Letter	Description of the property substitution provision, as stated in the Executed Legal Summary or Commitment Letter. N/A, if the borrower cannot substitute new property as collateral.
114	Pool_Code	Provided	Provided	(1)
115	Site_Inspection_Date	Site Inspection Report	Date of the site inspection, as stated in the Site Inspection Report.
116	Envir_Report_Firm \ Peer_Review_Firm	Environmental Report, Peer Review	Names of environmental firm(s) conducting the environmental report(s) and the name of the peer review firm reviewing the report(s), as stated in the Environmental Report and Peer Review.
117	Envir_Report_Type	Environmental Report, Peer Review	Type of reports conducted by the environmental firm(s) and peer review firm(s), as indicated in the Environmental Report and Peer Review.
118	Envir_Report_Analysis_Date	Environmental Report, Peer Review	Report dates associated with the environmental reports conducted, as stated in the Environmental Report and Peer Review.
119	Engineering_Firm	Engineering Report	Name(s) of engineering firm(s) conducting the engineering report(s), as stated in the Engineering Report.
120	Engineering_Date	Engineering Report	Report date(s) associated with the engineering report(s) conducted, as stated in the Engineering Report.
121	Replacement Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate replacement reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
122	Repair Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate repair reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
123	Environmental Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate environmental reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
124	Debt Service Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate debt service reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
125	Realty Tax Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate realty tax reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
126	Lease Rollover Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate lease rollover reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
127	Other Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of immediate other reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
128	Other Reserve: Immediate (Type/Description)	Borrower Rate Lock Confirmation, Closing Confirmation	Description of immediate other reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. N/A, if no reserve required.
129	Replacement Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly replacement reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
130	Repair Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly repair reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
131	Environmental Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly environmental reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
132	Debt Service Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly debt service reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
133	Realty Tax Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly realty tax reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
134	Lease Rollover Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly lease rollover reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
135	Other Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	Amount of monthly other reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. $0, if no reserve required.
136	Other Reserve: Monthly ($) (Type/Description)	Borrower Rate Lock Confirmation, Closing Confirmation	Description of monthly other reserve, as stated in the Borrower Rate Lock Confirmation or Closing Confirmation. N/A, if no reserve required.
137	Any Future Reserves? Y/N	Closing Confirmation, Executed Legal Summary	Y, if future reserve(s) required, as stated in the Closing Confirmation or Executed Legal Summary. N, if no future reserve(s) required.
138	Description of Future Reserves	Closing Confirmation, Executed Legal Summary	Description of future reserve(s), as stated in the Closing Confirmation or Executed Legal Summary. N/A, if no future reserve(s) required.
139	Lock Box requirement? Y, N	Executed Legal Summary	Y or N, as stated in the Executed Legal Summary.
140	Lock Box Hard or Soft? N/A if not applicable	Executed Legal Summary	Hard, Soft or N/A, as stated in the Executed Legal Summary.
141	Lock Box Springing? Y, N or N/A	Executed Legal Summary	Y, N, or N/A, as stated in the Executed Legal Summary.
142	Participation or 100% Ownership	Provided (Legal Summary), Mortgage/Hypotheque	Participation or 100% Ownership, as indicated by the Legal Summary or Mortgage/Hypotheque
143	Single Tenant (Y/N)	Rent Roll	Y, if one tenant leases the entire property, as indicated in the Rent Roll. N, if multiple tenants lease the property.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
144	% Occupied by Owner	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the total space occupied by the borrower was divided by the Net Rentable Area. N/A, if the borrower does not occupy space at the property.
145	Owner Occupied (Y/N)	Rent Roll, Tenant Leases	Y, if the borrower occupies space at the property. N, if the borrower does not occupy space at the property.
146	Largest_Tenant_Name	Rent Roll	Name of largest tenant (as measured by the tenant's total leased space), as stated in the Rent Roll.	(2), (3)
147	Largest Tenant % of Total Underwritten Base Rent	Rent Roll, Asset Summary Report, Recomputation	Recomputation from the Rent Roll and Asset Summary Report in which the largest tenant's total base rent was divided by the total underwritten base rent for the property.	(2), (3)
148	Largest_Tenant_SqFt	Rent Roll	Total amount of square feet leased by the largest tenant, as indicated in the Rent Roll.	(2), (3)
149	Largest Tenant % of Total NRSF	Recomputation	Recomputation from the Final Data File in which the Largest_Tenant_SqFt was divided by the Net Rentable Area.	(2), (3)
150	Largest_Tenant_Exp_Date	Rent Roll	Expiration date(s) of the largest tenant's lease(s), as indicated in the Rent Roll.	(2), (3)
151	2nd_Largest_Tenant_Name	Rent Roll	Name of 2nd largest tenant (as measured by the tenant's total leased space), as stated in the Rent Roll.	(2), (3)
152	2nd Largest Tenant % of Total Underwritten Base Rent	Rent Roll, Asset Summary Report, Recomputation	Recomputation from the Rent Roll and Asset Summary Report in which the 2nd largest tenant's total base rent was divided by the total underwritten base rent for the property.	(2), (3)
153	2nd_Largest_Tenant_SqFt	Rent Roll	Total amount of square feet leased by the 2nd largest tenant, as indicated in the Rent Roll.	(2), (3)
154	2nd Largest Tenant % of Total NRSF	Recomputation	Recomputation from the Final Data File in which the 2nd_Largest_Tenant_SqFt was divided by the Net Rentable Area.	(2), (3)
155	2nd_Largest_Tenant_Exp_Date	Rent Roll	Expiration date(s) of the 2nd largest tenant's lease(s), as indicated in the Rent Roll.	(2), (3)
156	3rd_Largest_Tenant_Name	Rent Roll	Name of 3nd largest tenant (as measured by the tenant's total leased space), as stated in the Rent Roll.	(2), (3)
157	3rd Largest Tenant % of Total Underwritten Base Rent	Rent Roll, Asset Summary Report, Recomputation	Recomputation from the Rent Roll and Asset Summary Report in which the 3rd largest tenant's total base rent was divided by the total underwritten base rent for the property.	(2), (3)
158	3rd_Largest_Tenant_SqFt	Rent Roll	Total amount of square feet leased by the 3rd largest tenant, as indicated in the Rent Roll.	(2), (3)
159	3rd Largest Tenant % of Total NRSF	Recomputation	Recomputation from the Final Data File in which the 3rd_Largest_Tenant_SqFt was divided by the Net Rentable Area.	(2), (3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
160	3rd_Largest_Tenant_Exp_Date	Rent Roll	Expiration date(s) of the 3rd largest tenant's lease(s), as indicated in the Rent Roll.	(2), (3)
161	Tenant Expiry Year0 Ending	Asset Summary Report	Period ending date associated with the first twelve month period listed in the lease rollover schedule, as stated in the Asset Summary Report.	(2), (3)
162	Number of Scheduled Lease Expiries in Year0	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the first 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
163	Total NRSF Expiring in Year0	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  first 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
164	% of Total NRSF Expiring in Year0	Recomputation	If tenant lease(s) expire in Year 0, recomputation from the Final Data File in which the Total NRSF Expiring in Year0 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 0.	(2), (3)
165	Number of Scheduled Lease Expiries in Year1	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the second 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
166	Total NRSF Expiring in Year1	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  second 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
167	% of Total NRSF Expiring in Year1	Recomputation	If tenant lease(s) expire in Year 1, recomputation from the Final Data File in which the Total NRSF Expiring in Year1 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 1.	(2), (3)
168	Number of Scheduled Lease Expiries in Year2	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the third 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
169	Total NRSF Expiring in Year2	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  third 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
170	% of Total NRSF Expiring in Year2	Recomputation	If tenant lease(s) expire in Year 2, recomputation from the Final Data File in which the Total NRSF Expiring in Year2 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 2.	(2), (3)
171	Number of Scheduled Lease Expiries in Year3	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the fourth 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
172	Total NRSF Expiring in Year3	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  fourth 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
173	% of Total NRSF Expiring in Year3	Recomputation	If tenant lease(s) expire in Year 3, recomputation from the Final Data File in which the Total NRSF Expiring in Year3 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 3.	(2), (3)
174	Number of Scheduled Lease Expiries in Year4	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the fifth 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
175	Total NRSF Expiring in Year4	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  fifth 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
176	% of Total NRSF Expiring in Year4	Recomputation	If tenant lease(s) expire in Year 4, recomputation from the Final Data File in which the Total NRSF Expiring in Year4 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 4.	(2), (3)
177	Number of Scheduled Lease Expiries in Year5	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the sixth 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
178	Total NRSF Expiring in Year5	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the sixth 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
179	% of Total NRSF Expiring in Year5	Recomputation	If tenant lease(s) expire in Year 5, recomputation from the Final Data File in which the Total NRSF Expiring in Year5 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 5.	(2), (3)
180	Number of Scheduled Lease Expiries in Year6	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the seventh 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
181	Total NRSF Expiring in Year6	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  seventh 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
182	% of Total NRSF Expiring in Year6	Recomputation	If tenant lease(s) expire in Year 6, recomputation from the Final Data File in which the Total NRSF Expiring in Year6 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 6.	(2), (3)
183	Number of Scheduled Lease Expiries in Year7	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the eighth 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
184	Total NRSF Expiring in Year7	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  eighth 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
185	% of Total NRSF Expiring in Year7	Recomputation	If tenant lease(s) expire in Year 7, recomputation from the Final Data File in which the Total NRSF Expiring in Year7 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 7.	(2), (3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
186	Number of Scheduled Lease Expiries in Year8	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the ninth 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
187	Total NRSF Expiring in Year8	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the ninth 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
188	% of Total NRSF Expiring in Year8	Recomputation	If tenant lease(s) expire in Year 8, recomputation from the Final Data File in which the Total NRSF Expiring in Year8 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 8.	(2), (3)
189	Number of Scheduled Lease Expiries in Year9	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the tenth 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
190	Total NRSF Expiring in Year9	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the  tenth 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)
191	% of Total NRSF Expiring in Year9	Recomputation	If tenant lease(s) expire in Year 9, recomputation from the Final Data File in which the Total NRSF Expiring in Year9 was divided by the Net Rentable Area. 0%, if no tenant lease(s) expire in Year 9.	(2), (3)
192	Number of Scheduled Lease Expiries in Year10	Rent Roll, Recomputation	Recomputation from the Rent Roll in which the number of lease(s) expiring in the eleventh 12 month period listed in the rollover schedule were counted. 0, if no leases expire in this period.	(2), (3)
193	Total NRSF Expiring in Year10	Rent Roll, Recomputation
Recomputation from the Rent Roll in which the amount of square feet associated with lease(s) expiring in the eleventh 12 month period listed in the rollover schedule were summed.

 0, if no leases expire in this period.
(2), (3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
194	% of Total NRSF Expiring in Year10	Recomputation
If tenant lease(s) expire in Year 10, recomputation from the Final Data File in which the Total NRSF Expiring in Year10 was divided by the Net Rentable Area.

 0%, if no tenant lease(s) expire in Year 10.
(2), (3)
195	Pari Passu? Y/N	Participation Agreement, Provided (Legal Summary)	Y, if the loan is pari passu, as indicated in the Participation Agreement or Legal Summary. N, if the loan is not pari passu.
196	If Pari Passu, initial or balance?	Participation Agreement, Provided (Legal Summary)	Initial or balance, as indicated in the Participation Agreement or Legal Summary. N/A, if the loan is not pari passu.
197	Pari Passu %	Participation Agreement, Provided (Legal Summary)	Percentage ownership of whole loan, as stated in the Participation Agreement or Legal Summary. N/A, if the loan is not pari passu.
198	If Balance, name of Pool Code of initial	Participation Agreement, Provided (Legal Summary)	Name of pool code associated with pari passu loan, as stated in the Participation Agreement or Legal Summary. N/A, if the loan is not pari passu.
199	Whole Loan Amount	Participation Agreement, Amortization Table, Provided (Legal Summary)	Original amount of whole loan, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not pari passu.
200	Whole Loan Cut-Off Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	The balance of the whole loan on the Cut-Off Date (Paid Through Date), as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not pari passu.
201	Whole Loan Balloon Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	The balance of the whole loan on the Maturity Date, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not pari passu.
202	Whole Loan Monthly Payment	Participation Agreement, Amortization Table, Provided (Legal Summary)	The monthly payment amount of the whole loan, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not pari passu.
203	Pooled Loan Amount	Participation Agreement, Amortization Table, Provided (Legal Summary)	Original pooled loan amount, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
204	Pooled Cut-Off Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	Pooled loan balance on the Cut-Off Date (Paid Through Date), as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
205	Pooled Loan Balloon Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	Pooled loan balance on the Maturity Date, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
206	Pooled Loan Monthly Payment	Participation Agreement, Amortization Table, Provided (Legal Summary)	The monthly payment amount of the pooled loan, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
207	Non-Pooled Loan Amount	Participation Agreement, Amortization Table, Provided (Legal Summary)	Original non-pooled loan amount, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
208	Non-Pooled Cut-Off Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	Non-pooled loan balance on the Cut-Off Date (Paid Through Date), as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
209	Non-Pooled Loan Balloon Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	Non-pooled loan balance on the Maturity Date, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
210	Non-Pooled Loan Monthly Payment	Participation Agreement, Amortization Table, Provided (Legal Summary)	The monthly payment amount of the non-pooled loan, as stated in the Participation Agreement, Amortization Table or Legal Summary. N/A, if the loan is not a pooled loan.
211	A/B Note? Y/N	Intercreditor Agreement, Provided (Legal Summary)	Y, if there is a B note, as indicated in the Intercreditor Agreement or Legal Summary. N, if there is no B note.
212	B Note Amount	Intercreditor Agreement, Provided (Legal Summary)	Original B note amount, as indicated in the Intercreditor Agreement or Legal Summary. N/A, if there is no B note.
213	Assumption Fee	Commitment Letter	Assumption fee, as stated in the Commitment Letter.
214	Has the Whole Loan been previously securitized? Y/N/Unknown	Provided	Provided	(1)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Notes
215	If the Whole Loan was previously securitized, which CMBS Issue was it securitized in?	Provided	Provided	(1)
216	Date of Operating Statement	Operating Statement	Period ending date of most recent operating statements for the property, as stated in the Operating Statement.
217	Additional Notes	Provided	Provided	(1)

Notes:

(1)	The Specified Attributes for all Underlying Assets were provided by the Company.
(2)	N/A, for Multifamily, Self Storage, Retirement and Manufactured Home Community property types.
(3)	Only in scope for top 5 loans (Control Numbers 1, 2, 3, 4 & 5).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT B
Specified Attributes Provided by the Company

Below is a list of the Specified Attributes (by Specified Attribute number) provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute*
0	Control Number
22	Administrative Cost Rate
30	Cut-Off Date (Paid Through Date)
114	Pool_Code
214	Has the Whole Loan been previously securitized? Y/N/Unknown
215	If the Whole Loan was previously securitized, which CMBS Issue was it securitized in?
217	Additional Notes

*Covers all Underlying Assets.

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2017 Loan File Review Procedures	EXHIBIT B

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	28